Non-controlling interest	12 Months Ended
Dec. 31, 2024
Non-controlling interest [Abstract]
Non-controlling interest [Text Block]

15) Non-controlling interest

	December 31,	December 31,
	2024	2023
Balance, beginning of the year	$7,147	$9,162
Net income (loss) attributable to NCI	(737)	(2,015)
Balance, end of the year	$6,410	$7,147

Selected summarized information relating to LPV is provided below, before any intercompany eliminations:

	December 31,	December 31,
	2024	2023
Current assets	$906	$1,713
Non-current assets	18,294	19,508
Total assets	$19,200	$21,221
Current liabilities	(513)	(383)
Total Liabilities	$(513)	$(383)

Vanadium assets includes quantities of FeV, V2O5 and V2O3. The write down at December 31, 2024 was determined through reference to the fair value at that date, which is calculated from the appropriate market prices multiplied by the quantities held. Movements in vanadium assets:

	December 31,	December 31,
	2024	2023
Balance, beginning of the year	$18,674	$14,510
Additions	582	10,944
Disposals	(646)	(1,918)
Write down	(1,119)	(4,862)
Balance, end of the year	$17,491	$18,674